Share Capital (Details) - ₪ / shares	Feb. 19, 2026	Dec. 31, 2025	Aug. 21, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares authorised	6,002,416
Par value per share	₪ 0.1	₪ 0.1	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised		180,000,000		180,000,000
Par value per share		₪ 0.1		₪ 0.1